Schedule of Investments (Unaudited)
Pax Global Opportunities Fund	September 30, 2019

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.7%
COMMUNICATION SERVICES: 2.5%
KDDI Corp.	30,200	$788,000

CONSUMER DISCRETIONARY: 3.0%
Aptiv PLC	11,016	963,019

CONSUMER STAPLES: 7.8%
Danone SA	13,157	1,158,890
Jeronimo Martins SGPS SA	40,379	680,936
Sprouts Farmers Market, Inc. (a)	35,006	677,016
		2,516,842

FINANCIALS: 16.5%
AIA Group, Ltd.	85,200	803,525
Bandhan Bank, Ltd.	57,641	399,461
Beazley PLC	107,979	825,233
HDFC Bank, Ltd., ADR	20,758	1,184,243
Hiscox, Ltd.	45,155	921,462
Prudential PLC	64,087	1,161,334
		5,295,258

HEALTH CARE: 20.8%
Abcam PLC	34,071	480,126
Alexion Pharmaceuticals, Inc. (a)	2,949	288,825
Becton Dickinson & Co.	3,119	788,982
Danaher Corp.	5,462	788,877
Evotec SE (a)	21,434	476,741
Genus PLC	14,939	514,122
Grifols SA, ADR	30,791	617,052
IQVIA Holdings, Inc. (a)	7,197	1,075,088
Siemens Healthineers AG	13,919	547,325
Thermo Fisher Scientific, Inc.	3,711	1,080,902
		6,658,040

INDUSTRIALS: 8.8%
IDEX Corp.	3,901	639,296
Kubota Corp.	51,300	780,206
Tomra Systems ASA	14,829	396,260
Xylem, Inc.	12,645	1,006,795
		2,822,557

INFORMATION TECHNOLOGY: 25.8% (b)
ASML Holding NV	1,515	375,740
Cadence Design Systems, Inc. (a)	11,588	765,735
Cognizant Technology Solutions, Class A	6,926	417,395
Keyence Corp.	1,575	980,367
MasterCard, Inc., Class A	2,938	797,873
Microsoft Corp.	9,416	1,309,107
SAP SE	5,270	620,138
Taiwan Semiconductor Manufacturing Co, Ltd	138,000	1,225,652
TE Connectivity, Ltd.	6,642	618,902
Visa, Inc., Class A	6,749	1,160,895
		8,271,804

MATERIALS: 13.5%
Croda International PLC	11,157	666,473
Ecolab, Inc.	3,574	707,795
Koninklijke DSM NV	5,073	610,697
Linde PLC	5,556	1,076,307
Sealed Air Corp.	16,306	676,862
Symrise AG	6,180	600,751
		4,338,885

TOTAL COMMON STOCKS		31,654,405
(Cost $28,848,238)

MONEY MARKET: 1.3%
State Street Institutional U.S. Government Money Market Fund, 1.880% (c)(d)	405,878	405,878
(Cost $405,878)

TOTAL INVESTMENTS: 100.0%		32,060,283
(Cost $29,254,116)

Other assets and liabilities - (net): 0.0% (e)		(13,638)

Net Assets: 100.0%		$32,046,645

(a)	Non-income producing security.
(b)	Broad industry sectors used for financial reporting.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.
(d)	Premier Class shares
(e)	Rounds to less than 0.05%.

SUMMARY OF INVESTMENTS BY COUNTRY
		PERCENT
COUNTRY	VALUE	OF NET ASSETS
France	1,158,891	3.6%
Germany	2,244,955	7.0%
Hong Kong	803,525	2.5%
India	1,583,705	4.9%
Japan	2,548,574	8.0%
Netherlands	986,437	3.1%
Norway	396,260	1.2%
Portugal	680,936	2.1%
Spain	617,052	1.9%
Taiwan	1,225,651	3.8%
United Kingdom	4,568,749	14.3%
United States	14,839,672	46.3%
Money Market	405,878	1.3%
Other assets and liabilities (net)	(13,640)	0.0%*
TOTAL	$32,046,645	100.0%

*	Rounds to less than 0.05%.